Stock Incentive Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended
	Jun. 28, 2013 number_of_plans	Jun. 29, 2012	Mar. 29, 2013 number_of_plans	Mar. 30, 2012	Apr. 01, 2011	Apr. 02, 2010	Jun. 28, 2013 Service-based RSU's [Member]	Jun. 28, 2013 Nonemployee Director Incentives [Member] number_of_plans	Mar. 29, 2013 Nonemployee Director Incentives [Member] number_of_plans	Mar. 30, 2012 Nonemployee Director Incentives [Member]	Apr. 01, 2011 Nonemployee Director Incentives [Member]	Apr. 02, 2010 Nonemployee Director Incentives [Member]	Jun. 28, 2013 Nonemployee Director Incentives [Member]	Mar. 29, 2013 Restricted stock units [Member]	Jun. 28, 2013 Other Equity Awards [Member]	Mar. 29, 2013 Other Equity Awards [Member]	Mar. 30, 2012 Other Equity Awards [Member]	Apr. 01, 2011 Other Equity Awards [Member]	Apr. 02, 2010 Other Equity Awards [Member]	Jun. 28, 2013 Other Equity Awards [Member] Service-based RSU's [Member]	Mar. 28, 2014 Other Equity Awards [Member] Service-based RSU's [Member]	Mar. 29, 2013 Other Equity Awards [Member] Minimum [Member]	Mar. 29, 2013 Other Equity Awards [Member] Maximum [Member]	Jun. 28, 2013 Stock Options [Member]	Jun. 29, 2012 Stock Options [Member]	Mar. 29, 2013 Stock Options [Member]	Mar. 30, 2012 Stock Options [Member]	Apr. 01, 2011 Stock Options [Member]	Apr. 02, 2010 Stock Options [Member]	Jun. 28, 2013 Stock Options and RSU's [Member]	Jun. 29, 2012 Stock Options and RSU's [Member]	Jun. 28, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 28, 2013 Restricted Stock Awards and Other Stock Based Incentives [Member]	Mar. 29, 2013 Restricted Stock Awards and Other Stock Based Incentives [Member]	Jun. 28, 2013 Prior to Fiscal Year 2013 [Member]	Jun. 28, 2013 Prior to Fiscal Year 2013 [Member] Service-based RSU's [Member] Y	Jun. 28, 2013 Fiscal 2013 and Thereafter [Member] Service-based RSU's [Member] Y	Mar. 29, 2013 $23.06-$39.04 [Member]	Mar. 29, 2013 $39.11-$48.61 [Member]	Mar. 29, 2013 $48.65-$60.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Option Exercise Price, Minimum																																						$ 23.06	$ 39.11	$ 48.65
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period, Minimum1															3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			6 years 7 months 2 days		6 years 1 month 10 days	5 years 10 months 6 days																		6 years 5 months 19 days	6 years 5 months 12 days
Change In Pre Tax Stock Based Compensation Due To Performance Based Stock Units	$ 6
Number of incentive plans within the employee or nonemployee plan	3		3					2	2
Number of common shares available for grant at period end	10,172,180		11,977,359					72,400	72,400
Issue price of award (in dollars per share)														$ 0																		$ 0
Share-based Compensation Arrangement By Share Based Payement Award, Performance Condition Accelerated Vesting Percent	25.00%
Vesting period - minimum (in years)							10 years															3 years	5 years
Number of anniversaries following the executive's termination that the shares are redeemable																				10 years	10 years
Information regarding stock options granted during the period [Roll Forward]
Outstanding beginning of period (in shares)																								15,140,567	17,733,562	17,733,562	17,060,193	17,008,397
Granted (in shares)																								2,059,857		3,707,172	2,457,509	2,818,874
Exercised (in shares)																								(466,283)		(1,497,686)	(428,844)	(1,868,544)
Canceled/Forfeited (in shares)																								(692,297)		(1,113,422)	(579,069)	(324,612)
Expired (in shares)																								(741,959)		(3,689,059)	(776,227)	(573,922)
Outstanding end of period (in shares)																								15,299,885		15,140,567	17,733,562	17,060,193	17,008,397
Vested and expected to vest [Abstract]
Vested and expected to vest in the future as of period end (in shares)																								15,005,999		14,885,162
Exercisable as of period end (in shares)																								10,943,403		10,694,088
Additional disclosures - stock options [Abstract]
Outstanding, Period Start																								$ 43.23	$ 46.13	$ 46.13	$ 47.00	$ 46.36
Granted			$ 7.37	$ 10.17	$ 12.95																			$ 44.67		$ 27.46	$ 38.18	$ 48.23
Exercised																								$ 36.83		$ 39.27	$ 35.95	$ 40.61
Canceled/Forfeited																								$ 32.75		$ 35.36	$ 41.75	$ 46.00
Expired																								$ 51.94		$ 45.28	$ 49.05	$ 55.52
Outstanding, Period End																								$ 43.67		$ 43.23	$ 46.13	$ 47.00	$ 46.36
Vested and expected to vest in the future																								$ 43.77		$ 43.47
Exercisable, period end																								$ 46.58		$ 47.92
Weighted Average Remaining Contractual Term																								5 years 10 months 10 days		5 years 5 months 12 days	5 years 0 months 29 days	5 years 6 months 15 days	5 years 6 months 29 days									7 years 9 months 15 days	4 years 9 months 7 days	3 years 3 months 7 days
Vested and expected to vest in the future as of March 29, 2013																								5 years 9 months 4 days		5 years 4 months 17 days
Exercisable as of March 29, 2013																								4 years 5 months 27 days		4 years 0 months 18 days
Aggregate Intrinsic Value (In millions)																								56		113	1	69	141
Vested and expected to vest in the future as of March 29, 2013																								54		108
Exercisable as of March 29, 2013																								22		36
Aggregate disclosures [Abstract]
Total intrinsic value of options exercised during the period	4	0																						4		10	5	22
Total grant date fair value of stock options vested during the period			20	27	40
Cash received from stock awards exercised during the period	16	0	55	15	73
Total unrecognized compensation expense related to unvested awards, net of expected forfeitures	46		27																														83	34
Weighted average period over which cost is expected to be recognized (in years)	2 years 4 months 2 days		1 year 10 months 28 days																														2 years 7 months 24 days	2 years 2 months 5 days
Equity instruments other than options nonvested [Roll Forward]
Equity instruments other than options nonvested - beginning balance (in shares)								188,445		196,361	158,741	133,221	188,445		2,263,272		1,740,925	1,478,570	1,154,668
Granted									42,800		37,800	25,700	0		974,885	1,724,639		1,009,743	492,523
Released/Issued									(50,716)		(180)	(180)	0		(302,135)	(423,321)		(419,351)	(151,893)
Canceled/Forfeited									0		0	0	0		(310,511)	(778,971)		(328,037)	(16,728)
Equity instruments other than options nonvested - ending balance (in shares)									188,445		196,361	158,741	188,445		2,625,511	2,263,272		1,740,925	1,478,570
Additional disclosures other than options [Abstract]
Weighted average fair value other than options - beginning balance (in dollars per share)								$ 39.85	$ 42.81	$ 45.34	$ 46.47		$ 39.85		$ 31.53	$ 40.29	$ 46.10	$ 45.88
Granted									$ 30.30	$ 30.07	$ 39.46		$ 0.00		$ 44.67	$ 26.12	$ 35.45	$ 48.15
Released/Issued									$ 43.30	$ 42.69	$ 42.69		$ 0.00		$ 32.31	$ 33.17	$ 48.21	$ 50.40
Canceled/Forfeited									$ 0.00	$ 0.00	$ 0.00		$ 0.00		$ 40.32	$ 38.27	$ 41.44	$ 51.94
Weighted average fair value other than options - ending balance (in dollars per share)									$ 39.85	$ 42.81	$ 45.34	$ 46.47	$ 39.85		$ 35.57	$ 31.53	$ 40.29	$ 46.10	$ 45.88
Adjustment In Stock Compensation Expense Due To Actual Forfeiture True Up	4	3
weighted average grant date fair value																								$ 13.10	$ 7.03
Company's actual tax benefit realized for tax deductions from exercising stock options and RSU releases																														6	2
excess tax benefit related to all of its stock incentive plans			$ 9	$ 7	$ 11																			$ 3	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Age Covenant																																				65	62
Share-based Compensation Arrangement by Share-based Payment Award, Age Covenant, with Ten Years of Service																																				55
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Pecent							10.00%																														50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Age Covenant, with Five Years of Service																																					55
Share-based Compensation Arrangement by Share-based Payment Award, Minimum Service Period							10 years																												10 years		5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Period, Maximum1															5 years
Range of Option Exercise Price, Maximum																																						$ 39.04	$ 48.61	$ 60.25